Related Party Transactions (Details) - USD ($)	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Feb. 10, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Related Party Transactions [Line Items]
Legal services	$ 66,000	$ 316,977	$ 197,155
Norton Rose Fulbright Canada LLP [Member]
Related Party Transactions [Line Items]
Legal services				$ 226,793	$ 634,208